Leases (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥) m²	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)		Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($) m²
Leases [Line Items]
Sublease income	¥ 14,153,470	$ 2,013,640	¥ 11,725,219	[1]	¥ 707,009
Sublease cost	12,013,832	1,709,229	11,088,503		858,098
Total operating lease expenses	11,525,615	1,639,770	11,564,157		24,498,055
Deposit loss			298,088		1,494,308
Income from deposits acquired in subleases					1,015,375
Lease termination gain (loss)	99,388	$ 14,140	1,945,824		¥ (478,933)
Derecognition of right-of-use assets			5,772,980
Lease liabilities	¥ 6,685,177		2,710,673			$ 951,112
Minimum [Member]
Leases [Line Items]
Lease liabilities			¥ 8,016,892
Leased area (in Square Meters) | m²	100					100
Maximum [Member]
Leases [Line Items]
Leased area (in Square Meters) | m²	218					218

[1]	For the years ended December 31, 2023, 2024 and 2025, the Group incurred sublease income of RMB707,009, RMB11,725,219 and RMB14,153,470 (US$2,013,640), and sublease cost of RMB858,098, RMB11,088,503 and RMB12,013,832 (US$1,709,229), respectively.